VANECK ENERGY INCOME ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (unaudited)
1
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Footnotes:
Number
of Shares Value
COMMON STOCKS: 76.6%
Canada : 31.7%
AltaGas Ltd. 122,986 $ 4,543,089
Enbridge, Inc. 155,859 8,449,116
Gibson Energy, Inc. † 67,469 1,366,744
Keyera Corp. † 114,326 4,592,387
Pembina Pipeline Corp. † 101,312 4,685,680
Rockpoint Gas Storage, Inc. 24,775 513,056
South Bow Corp. 81,595 2,875,408
TC Energy Corp. † 111,907 7,418,315
34,443,795
United States : 44.9%
Antero Midstream Corp. 121,661 2,767,788
Archrock, Inc. 54,688 2,226,348
Cheniere Energy, Inc. 27,287 6,521,866
DT Midstream, Inc. 35,139 5,156,297
Hess Midstream LP 21,908 823,741
Kinder Morgan, Inc. 224,471 7,176,338
Kinetik Holdings, Inc. 18,513 894,918
Kodiak Gas Services, Inc. 29,601 2,223,923
ONEOK, Inc. 66,773 5,805,245
Targa Resources Corp. 20,172 5,408,920
The Williams Companies, Inc. 121,733 9,049,631
Venture Global, Inc. 64,855 721,836
48,776,851
Total Common Stocks
(Cost: $77,650,789) 83,220,646
Number
of Shares Value
MASTER LIMITED PARTNERSHIPS: 23.2%
United States : 23.2%
Cheniere Energy Partners LP 13,220 $ 805,759
Energy Transfer LP 259,881 4,968,925
Enterprise Products Partners
LP 130,659 4,803,025
Genesis Energy LP 19,228 272,461
MPLX LP 87,746 4,942,732
NGL Energy Partners LP * 25,566 407,266
Plains All American Pipeline
LP 134,897 3,002,807
Plains GP Holdings LP 63,515 1,541,509
Sunoco LP 25,709 1,735,357
Western Midstream Partners
LP 63,189 2,765,151
Total Master Limited Partnerships
(Cost: $23,529,832) 25,244,992
Total Investments Before Collateral for
Securities Loaned: 99.8%
(Cost: $101,180,621) 108,465,638
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
4.8%
Money Market Fund: 4.8%
(Cost: $5,250,321)
State Street Navigator
Securities Lending
Government Money
Market Portfolio 3.65%(a) 5,250,321 5,250,321
Total Investments: 104.6%
(Cost: $106,430,942) 113,715,959
Liabilities in excess of other assets: (4.6)% (5,026,428)
NET ASSETS: 100.0% $ 108,689,531
† Security fully or partially on loan. Total market value of securities on loan is $11,743,489.
* Non-income producing
(a) The rate shown is the 7-day yield as of 06/30/26.
The summary of inputs used to value the Fund's investments as of June 30, 2026 is as follows:
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Value
Common Stocks
 *
$ 83,220,646 $ — $ — $ 83,220,646
Master Limited Partnerships
 *
25,244,992 — — 25,244,992
Money Market Fund 5,250,321 — — 5,250,321
Total Investments $ 113,715,959 $ — $ — $ 113,715,959
*
See Schedule of Investments for industry sectors.